Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Deductible input value-added tax	¥ 1,359,581	¥ 484,257
Prepayments	587,289	1,300,805
Deposits	92,023	83,939
Receivables from third party online payment service providers	38,201	78,620
Others	388,990	301,062
Total	¥ 2,466,084	¥ 2,248,683